Other receivables and prepayments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Statements [Line Items]
Deposits	¥ 7,603		¥ 4,273
Prepayment for goods and service	27,568		10,694
Prepayment for rental expenses	694		1,216
Others	7,032		3,820
Other receivables and prepayments	42,420	$ 6,501	19,526
Gross carrying amount
Statements [Line Items]
Other receivables and prepayments	42,897		20,003
Accumulated impairment
Statements [Line Items]
Other receivables and prepayments	¥ (477)		¥ (477)